PROVISIONS	12 Months Ended
Dec. 31, 2020
PROVISIONS [Abstract]
PROVISIONS
15.	PROVISIONS

The total amount of the Provisions is included in current liabilities.

	For legal claims and others
Balances as of 12/31/2018	777,331
Inflation adjustment restatement	(328,158)
Additions	370,952	(1)
Uses	(10,333)
Decreases	(7,763)	(2)
Balances as of 12/31/2019	802,029
Inflation adjustment restatement	(258,394)
Additions	325,140	(3)
Uses	(8,073)
Decreases	0	(2)
Balances as of 12/31/2020	860,702

(1) Ps. 220,311 are included in "Other operating expenses" and Ps. 150,641 in "Financial expenses".
(2) The total are included in "Other operating expenses".
(3) Ps. 154,391 are included in "Other operating expenses" and Ps. 170,749 in "Financial expenses".

For additional information see “Note 20 – Legal claims and other matters.”